Employee Benefit Plans - Schedule of Reconciliation of the Changes in the Plans' Projected Benefit Obligations and Fair Value of Assets as well as a Statement of the Funded Status (Details) - Defined benefit pension plan - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 909	$ 909
Service costs	5	3	$ 5
Interest costs	41	37	38
U.K. plan benefit curtailment gain	0	(11)
Actuarial loss (gain)	142	(10)
Benefits paid	(33)	(31)
Foreign currency translation	(44)	12
Benefit obligation at end of period	1,020	909	909
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of period	910	806
Actual return on plan assets	153	82
Company contributions	15	37
Benefits paid	(33)	(30)
Foreign currency translation	(46)	15
Fair value of plan assets at end of period	999	910	$ 806
Funded status of the plans	$ (21)	$ 1